Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,899,791	$ 17,703,680	$ 17,780,058
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,719,709	2,238,222	2,113,732
Stock-based compensation			125,630
Shares issued for compensation	9,184,200	31,808	185,000
Bad debt expense	5,037,951	2,215,016	4,509,634
Impairment of goodwill	128,577	5,488,816	777,329
Loss on disposition of property and equipment	217,351		1,385
Income from investments	(36,604)	(365,359)	(541,578)
Deferred tax (benefit) expense	(118,220)	(710,672)	271,907
Derivative asset	(182,232)
Repurchase Treasury shares	64,080
Changes in operating assets and liabilities:
Accounts receivable	(34,574,649)	(3,086,600)	(2,075,274)
Advance to suppliers, net	(56,157,685)	7,282,068	(39,859,386)
Prepaid expenses and other current assets	(8,653,076)	(5,511,142)	(4,734,501)
Receivables from supply chain solutions	33,997,219	(18,651,357)	11,372,841
Inventories	29,767,783	(246,818)	(25,530,993)
Accounts payable	(11,218,937)	5,722,300	7,693,011
Advance from customers	(35,241,476)	16,986,750	19,085,377
Taxes payable	(395,174)	1,478,316	(5,574,048)
Other payables	(5,604,548)	3,232,387
Payable to supply chain solutions	(9,165,567)	4,096,141	(15,198,883)
Operating lease liabilities	(730,895)	(834,381)	(855,242)
Accrued expenses and other current liabilities	374,477	(1,569,395)	1,501,078
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(75,687,925)	35,499,780	(28,952,923)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(26,677)	(503,957)	(652,585)
Purchase of intangible assets	(4,326)	(44,029)	(74,710)
Cash paid in connection with acquisition, net of cash received			(530,322)
Proceeds from sale of short-term investments	44,830,237	103,458,984	78,595,280
Proceeds from sale of Derivative asset	487,609
Proceeds from sale of Long-term investment		7,061,233
Proceeds from investment in debt securities		14,366,013
Proceeds from disposal of property and equipment	159,086
Purchase of short-term investments	(39,050,962)	(104,365,028)	(51,567,746)
Purchase of Derivative asset	(1,735,531)
Purchase of Long-term investments			(7,430,511)
Purchase of equity investees	(125,074)
Sale of a business, net of cash and cash equivalents sold	434,174	71,514
Repayments from loans to third parties	2,516,772
Loans to third parties	(1,474,264)	(229,161)	(501,905)
NET CASH PROVIDED BY INVESTING ACTIVITIES	6,011,044	19,815,569	17,837,501
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	5,350,399	1,553,471	445,831
Proceeds from third-party loans		1,977,145	36,770,626
Repayment of short-term bank loans	(2,116,345)	(29,961)	(1,239,983)
Repayment of third-party loans	(2,918,399)	(2,277,954)	(41,491,973)
Proceeds from related parties			(10,097)
Repayment of loan from related parties		(8,028,965)	(2,500,000)
Purchase of treasury shares	(1,055,500)	94,252	(355,844)
Capital contribution from non-controlling interest		(35,290)	37,116
NET CASH USED IN FINANCING ACTIVITIES	(739,845)	(6,747,302)	(8,344,324)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	786,545	(1,234,680)	(4,848,722)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(69,630,181)	47,333,367	(24,308,468)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-BEGINNING	114,651,940	67,318,573	91,627,041
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-ENDING	45,021,759	114,651,940	67,318,573
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	5,673,350	4,530,963	10,385,495
Cash paid for interest	170,745	29,961	496,932
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Repayment payable for business disposition		279,037
Receivable from disposal of subsidiary			289,973
Lease liabilities arising from obtaining right-of-use assets	402,209	295,220	4,070,163
Issuance of shares for share-based compensation	700,000
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	45,021,759	114,454,844	63,901,329
Restricted cash		197,096	3,417,244
Total cash, cash equivalents and restricted cash	$ 45,021,759	$ 114,651,940	$ 67,318,573